Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
ACCOUNTS RECEIVABLE,NET [Abstract]
ACCOUNTS RECEIVABLE, NET

NOTE 5: ACCOUNTS RECEIVABLE, NET

Accounts receivable consisted of the following:

	December 31, 2020	December 31, 2019
Accounts receivable	$69,694	$68,309
Less: Allowance for credit losses	(15,366)	(16,377)
Accounts receivable, net	$54,328	$51,932

Changes to the allowance for credit losses are summarized as follows:

Allowance for credit losses	Balance at Beginning of Period	Charges to Costs and Expenses	Amount Utilized	Balance at End of Period
Year ended December 31, 2018	$(19,706)	$(575)	$4,195	$(16,086)
Year ended December 31, 2019	$(16,086)	$(999)	$708	$(16,377)
Year ended December 31, 2020	$(16,377)	$(541)	$1,552	$(15,366)

Concentration of credit risk with respect to accounts receivable is limited due to the Company’s large number of customers, who are internationally dispersed and have a variety of end markets in which they sell. Due to these factors, management believes that no additional credit risk beyond amounts provided for collection losses is inherent in the Company’s trade receivables. For the year ended December 31, 2020, two customers accounted for 16.4% and 11.2%, respectively, of the Company’s revenue. For the year ended December 31, 2019, two customers accounted for 17.1% and 14.4%, respectively, of the Company’s revenue from continuing operations and were the same customers who accounted for 13.1% and 11.6%, respectively, of the Company’s revenue from continuing operations for the year ended December 31, 2018.